Share Capital - Schedule of Granted Restricted Share Units (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU granted | shares	341,000
Weighted Average Grant Date Fair Value | $ / shares	$ 5.05
Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU granted | shares	100,000
Weighted Average Grant Date Fair Value | $ / shares	$ 4.78